Acquisitions (Details) - Schedule of Excess Purchase Price Amounts - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Acquisitions (Details) - Schedule of Excess Purchase Price Amounts [Line Items]
Goodwill		$ 1,349,697
Trade Names & Trademarks		85,945
Non-Compete Agreements		45,190
Influencers / Customers		627,610
Plant Camp LLC [Member]
Acquisitions (Details) - Schedule of Excess Purchase Price Amounts [Line Items]
Goodwill		7,198
Trade Names & Trademarks		100,000
Know-How and Intellectual Property		316,500
Website		51,300
Customer Relationships		30,000
Excess purchase price		504,998
WHE Agency, Inc. [Member]
Acquisitions (Details) - Schedule of Excess Purchase Price Amounts [Line Items]
Excess purchase price		2,108,442
Dune Inc. [Member]
Acquisitions (Details) - Schedule of Excess Purchase Price Amounts [Line Items]
Goodwill		64,230
Trade Names & Trademarks		208,304
Know-How and Intellectual Property		858,300
Website		127,864
Excess purchase price		1,258,698
Denver Bodega, LLC [Member]
Acquisitions (Details) - Schedule of Excess Purchase Price Amounts [Line Items]
Goodwill	$ 12,691	12,691
Trade Names & Trademarks	19,970	19,970
Know-How and Intellectual Property	107,633	107,633
Customer Relationships	38,693	38,693
Excess purchase price	178,987	178,987
Brave Foods, LLC [Member]
Acquisitions (Details) - Schedule of Excess Purchase Price Amounts [Line Items]
Goodwill	46,460	46,460
Trade Names & Trademarks	16,705	16,705
Know-How and Intellectual Property	16,704	16,704
Website	16,704	16,704
Customer Relationships	10,023	10,023
Excess purchase price	$ 106,596	$ 106,596